SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Summary Of Significant Accounting Policies
Length of Fiscal Period	364 days	364 days	371 days
Maximum length of time hedged in cash flow hedge	36 months
Stock-based compensation cost capitalized	$ 0.0	$ 0.0	$ 0.0
Customer concentration risk | Net sales | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage	14.00%	15.00%	13.00%
Customer concentration risk | Accounts receivable | Ten largest customers
Summary Of Significant Accounting Policies
Concentration risk percentage	14.00%	14.00%
Minimum
Summary Of Significant Accounting Policies
Software estimated useful lives	5 years
Minimum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	10 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	3 years
Maximum
Summary Of Significant Accounting Policies
Software estimated useful lives	10 years
Maximum | Customer concentration risk | Net sales
Summary Of Significant Accounting Policies
Concentration risk percentage	10.00%	10.00%
Maximum | Customer concentration risk | Accounts receivable
Summary Of Significant Accounting Policies
Concentration risk percentage	10.00%	10.00%
Maximum | Buildings and improvements
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	45 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies
Property and equipment estimated useful lives	15 years